EQUITY (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Equity
Balance, shares | shares	22,250,534
Balance | $	$ 233,167
Issuance of shares - public offering, shares | shares	10,630,600
Issuance of shares - public offering, Value | $	$ 128,622
Vesting of restricted shares, shares | shares	30,000
Vesting of restricted shares, Value | $	$ 1,200
Balance, shares | shares	32,911,134
Balance | $	$ 362,989